Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

Note 9 - INTANGIBLE ASSETS, NET

As of December 31, 2022 and December 31, 2021, intangible assets, net consisted of the following:

	December 31, 2022	December 31, 2021
AGM domain name	$14,800	$14,800
Software	50,000	-
Total intangible assets	64,800	14,800
Less: accumulated amortization	(9,314)	(6,167)
Total intangible assets, net	55,486	8,633

For the fiscal years ended December 31, 2022, 2021 and 2020, amortization expenses amounted to $3,147, $1,480 and $1,480 respectively. The following is a schedule, by fiscal years, of amortization amount of intangible asset,

2023	$11,480
2024	11,480
2025	11,480
2026	11,480
2027	9,566
Total	$55,486